UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06206

Nuveen Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Quality Municipal Fund, Inc. (NQI)
	January 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.9% (1.3% of Total Investments)
$ 1,135	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series	1/13 at 100.00	AA+ (4)	$ 1,187,199
	2002B, 5.250%, 1/01/20 (Pre-refunded 1/01/13) – NPFG Insured
7,000	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24 –	6/15 at 100.00	A1	7,330,260
	NPFG Insured
	Opelika Utilities Board, Alabama, Utility Revenue Bonds, Auburn Water Supply Agreement,
	Series 2011:
1,250	4.000%, 6/01/29 – AGM Insured	6/21 at 100.00	AA–	1,325,425
1,000	4.250%, 6/01/31 – AGM Insured	6/21 at 100.00	AA–	1,057,200
10,385	Total Alabama			10,900,084
	Arizona – 5.6% (3.8% of Total Investments)
	Arizona State, Certificates of Participation, Series 2010A:
1,200	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA–	1,376,124
1,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	AA–	1,652,730
7,070	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AA–	7,982,596
2,750	Mesa, Arizona, Utility System Revenue Bonds, Reset Option Longs, Series 11032- 11034, 15.289%,	7/17 at 100.00	Aa2	3,117,950
	7/01/26 – AGM Insured (IF)
9,200	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AA–	9,244,804
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
8,755	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%,	No Opt. Call	AA	9,375,905
	7/01/39 – FGIC Insured
30,475	Total Arizona			32,750,109
	Arkansas – 0.4% (0.3% of Total Investments)
2,250	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aa2	2,477,025
	5.000%, 11/01/24 – NPFG Insured
	California – 25.1% (16.9% of Total Investments)
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
4,010	5.000%, 12/01/24 – NPFG Insured (UB)	12/14 at 100.00	AAA	4,464,694
3,965	5.000%, 12/01/26 – NPFG Insured (UB)	12/14 at 100.00	AAA	4,381,682
13,445	California State, General Obligation Bonds, Series 2002, 5.000%, 4/01/27 – AMBAC Insured	4/12 at 100.00	A1	13,504,427
7,055	California State, General Obligation Bonds, Series 2002, 5.000%, 4/01/27 (Pre-refunded	4/12 at 100.00	AA+ (4)	7,112,287
	4/01/12) – AMBAC Insured
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/14 at 100.00	A1	5,240
3,745	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 (Pre-refunded	4/14 at 100.00	AA+ (4)	4,122,683
	4/01/14) – AMBAC Insured
7,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	8,078,000
	2011A, 6.000%, 8/15/42
8,000	California, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 – NPFG Insured	10/12 at 100.00	A1	8,114,880
2,340	Cerritos Public Financing Authority, California, Tax Allocation Revenue Bonds, Los Cerritos	11/17 at 102.00	A–	2,468,606
	Redevelopment Projects, Series 2002A, 5.000%, 11/01/24 – AMBAC Insured
5,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+ (4)	3,607,800
	2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding
	Bonds, Series 1999:
22,985	0.000%, 1/15/24 – NPFG Insured	4/12 at 49.81	BBB	11,321,262
22,000	0.000%, 1/15/31 – NPFG Insured	4/12 at 32.61	BBB	7,017,120
50,000	0.000%, 1/15/37 – NPFG Insured	4/12 at 22.63	BBB	10,120,000
5,000	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	3/12 at 101.00	A	5,044,950
	5.125%, 3/01/32 – AMBAC Insured
8,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	8,542,160
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
5,795	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	Aa2	3,348,931
	11/01/25 – AGM Insured
1,195	Lincoln Public Financing Authority, Placer County, California, Twelve Bridges Limited	9/21 at 100.00	AA–	1,270,285
	Obligation Revenue Bonds, Refunding Series 2011A, 4.375%, 9/02/25 – AGM Insured
5,193	Moreno Valley Public Finance Authority, California, GNMA Collateralized Assisted Living	7/12 at 105.00	Aaa	5,480,848
	Housing Revenue Bonds, CDC Assisted Living Project, Series 2000A, 7.500%, 1/20/42
4,395	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	4/12 at 100.00	BBB (4)	5,216,733
	Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 – NPFG Insured (ETM)
2,590	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/14 at 100.00	BBB	2,584,742
	Projects, Series 2004, 5.000%, 10/01/25 – SYNCORA GTY Insured
2,000	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	A	2,064,840
	Project, Series 2004A, 5.000%, 9/01/21 – SYNCORA GTY Insured
5,460	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	A+	5,464,040
	International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – NPFG Insured
	(Alternative Minimum Tax)
	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding
	Series 2005A:
2,000	5.000%, 7/01/21 – NPFG Insured	7/15 at 100.00	AA+	2,237,600
3,655	5.000%, 7/01/22 – NPFG Insured	7/15 at 100.00	AA+	4,137,606
8,965	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	7,646,338
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
3,500	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series	No Opt. Call	Aa2	2,196,635
	2006, 0.000%, 8/01/23 – FGIC Insured
1,000	Sierra Joint Community College District, Tahoe Truckee, California, General Obligation Bonds,	8/14 at 100.00	Aa2	1,077,500
	School Facilities Improvement District 1, Series 2005A, 5.000%, 8/01/27 – FGIC Insured
1,525	Sierra Joint Community College District, Western Nevada, California, General Obligation Bonds,	8/14 at 100.00	Aa2	1,643,188
	School Facilities Improvement District 2, Series 2005A, 5.000%, 8/01/27 – FGIC Insured
3,170	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA	3,496,827
	5.000%, 8/01/28 – NPFG Insured
213,493	Total California			145,771,904
	Colorado – 3.8% (2.6% of Total Investments)
2,015	Board of Trustees of the University of Northern Colorado, Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	AA–	2,249,143
	6/01/22 – AGM Insured
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	5,990,505
1,000	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	1,111,660
1,085	14.145%, 11/15/25 – FGIC Insured (IF)	11/16 at 100.00	A+	1,552,060
9,880	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	BBB	2,842,575
	9/01/32 – NPFG Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	BBB	4,193,700
	NPFG Insured
1,250	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa2 (4)	1,412,113
	12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)
880	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA–	1,004,230
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
1,100	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds,	12/20 at 100.00	AA–	1,210,781
	Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured
500	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	550,930
	FGIC Insured
33,075	Total Colorado			22,117,697
	Connecticut – 0.2% (0.1% of Total Investments)
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	1,115,840
	Series 2010G, 5.000%, 7/01/39
	District of Columbia – 1.3% (0.9% of Total Investments)
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,522,568
	Tender Option Bond Trust 1606, 11.636%, 10/01/30 – AMBAC Insured (IF)
3,920	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	5,942,759
	Tender Option Bond Trust 1736, 11.608%, 10/01/36 – AMBAC Insured (IF)
5,255	Total District of Columbia			7,465,327
	Florida – 12.9% (8.5% of Total Investments)
4,455	Broward County School Board, Florida, Certificates of Participation, Series 2005A, 5.000%,	7/15 at 100.00	AA–	4,679,309
	7/01/28 – AGM Insured
10,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	10,874,100
	AGM Insured
2,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds	No Opt. Call	AA–	2,215,180
	Series 2010A-1, 5.000%, 6/01/16 – AGM Insured
3,450	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/24	10/14 at 100.00	AA– (4)	3,863,172
	(Pre-refunded 10/01/14) – NPFG Insured
4,000	Davie, Florida, Water and Sewerage Revenue Bonds, Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA–	4,373,240
2,750	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	2,934,718
	Series 2003J, 5.000%, 6/01/22 – AMBAC Insured
2,550	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2008 Trust 2929,	No Opt. Call	AAA	3,581,552
	17.200%, 12/01/16 – AGC Insured (IF)
1,000	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series	11/21 at 100.00	A2	1,088,830
	2011, 5.000%, 11/15/25
4,115	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	7/12 at 100.00	AA–	4,118,745
	Monterey Pointe Apartments, Series 2001-2A, 5.850%, 7/01/37 – AGM Insured (Alternative
	Minimum Tax)
7,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	A2	7,047,810
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)
13,045	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2004A,	10/14 at 100.00	A2	13,309,944
	5.000%, 10/01/30 – FGIC Insured (Alternative Minimum Tax)
10,085	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2008B,	No Opt. Call	AA–	10,582,191
	5.000%, 10/01/41 – AGM Insured
3,730	Palm Beach County School Board, Florida, Certificates of Participation, Series 2003A, 5.000%,	8/13 at 100.00	AA–	3,939,962
	8/01/16 – AMBAC Insured
2,000	Volusia County Educational Facilities Authority, Florida, Educational Facilities Revenue	10/21 at 100.00	AA–	2,183,840
	Bonds, Embry-Riddle Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%,
	10/15/29 – AGM Insured
70,180	Total Florida			74,792,593
	Georgia – 3.2% (2.2% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AA–	1,082,010
	AGM Insured
7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AA–	7,798,280
	AGM Insured
2,000	City of Fairburn, Georgia, General Obligation Bonds, Series 2011, 5.750%, 12/01/31 –	12/21 at 100.00	AA–	2,290,000
	AGM Insured
7,295	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw	7/14 at 100.00	A3	7,461,326
	State University Foundations, Student Housing Subordinate Lien Series 2004C, 5.000%, 7/15/36 –
	NPFG Insured
17,295	Total Georgia			18,631,616
	Hawaii – 0.3% (0.2% of Total Investments)
1,620	Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%, 7/15/21 – AGM Insured	7/13 at 100.00	Aa2	1,720,748
	Illinois – 12.1% (8.1% of Total Investments)
3,490	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Refunding Series	No Opt. Call	AA–	4,221,958
	2005A, 5.500%, 12/01/30 – AMBAC Insured
1,500	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit	No Opt. Call	AA–	1,686,300
	Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%,
	6/01/26 – AGM Insured
9,500	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International	7/12 at 100.00	AA–	9,530,115
	Airport, Series 1999, 5.500%, 1/01/15 – AMBAC Insured (Alternative Minimum Tax)
1,775	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	1,942,454
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
2,240	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	AA–	2,543,811
	8/15/41 – AGM Insured
1,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	1,111,620
	2011C, 5.500%, 8/15/41
13,275	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 5.250%, 5/01/26 –	4/12 at 100.00	AA–	13,315,489
	AGM Insured
15,785	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.250%, 4/01/27 –	4/12 at 100.00	AA–	15,828,724
	AGM Insured
7,400	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	Aa3	8,184,252
	5.250%, 1/01/37 – AGM Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	821,700
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/45 – AGM Insured
18,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	11,041,380
	Project, Series 2002A, 0.000%, 12/15/24 – NPFG Insured
78,965	Total Illinois			70,227,803
	Indiana – 3.9% (2.6% of Total Investments)
11,130	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	11,945,161
	2011B, 5.000%, 10/01/41
3,680	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	3,883,835
	NPFG Insured
6,300	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1990A, 7.250%,	No Opt. Call	AA+	6,955,137
	6/01/15 – AMBAC Insured
21,110	Total Indiana			22,784,133
	Kansas – 1.4% (0.9% of Total Investments)
5,500	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	No Opt. Call	AA	5,871,800
	Services Corporation, Series 2010A, 5.000%, 1/01/40
2,000	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003, 5.000%, 10/01/21	10/13 at 100.00	Aa2 (4)	2,156,680
	(Pre-refunded 10/01/13) – FGIC Insured
7,500	Total Kansas			8,028,480
	Kentucky – 5.5% (3.7% of Total Investments)
3,015	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, First Series 2005,	5/15 at 100.00	Aa3	3,256,502
	5.000%, 5/01/25 – NPFG Insured
	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton
	Healthcare Inc., Series 2000C:
2,530	6.150%, 10/01/27 – NPFG Insured	10/13 at 101.00	BBB	2,661,155
12,060	6.150%, 10/01/28 – NPFG Insured	10/13 at 101.00	BBB	12,669,151
	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton
	Healthcare Inc., Series 2000C:
3,815	6.150%, 10/01/27 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 101.00	BBB (4)	4,217,902
6,125	6.150%, 10/01/28 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 101.00	BBB (4)	6,771,861
2,230	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005,	8/15 at 100.00	AA– (4)	2,573,955
	5.000%, 8/01/23 (Pre-refunded 8/01/15) – AGM Insured
29,775	Total Kentucky			32,150,526
	Louisiana – 3.6% (2.4% of Total Investments)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
11,325	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	11,853,878
8,940	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	9,198,902
10	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-1,	5/16 at 100.00	Aa1	11,158
	16.224%, 5/01/34 – FGIC Insured (IF)
5	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-3,	5/16 at 100.00	Aa1	5,578
	16.191%, 5/01/34 – FGIC Insured (IF)
20,280	Total Louisiana			21,069,516
	Maine – 0.1% (0.1% of Total Investments)
555	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	4/12 at 100.00	Aaa	557,103
	7/01/29 – NPFG Insured
	Maryland – 1.3% (0.9% of Total Investments)
7,335	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	A2	7,427,568
	International Airport Passenger Facility, Series 2002B, 5.500%, 3/01/18 – AMBAC Insured
	(Alternative Minimum Tax)
	Massachusetts – 5.7% (3.8% of Total Investments)
5,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2002A,	7/12 at 100.00	AAA	5,100,850
	5.000%, 7/01/27 (Pre-refunded 7/01/12) – FGIC Insured
4,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	4,483,560
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
6,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	7,392,060
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
3,335	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	4,970,284
	Institute of Technology, Tender Option Bond Trust 11824, 13.708%, 1/01/16 (IF)
1,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	A1 (4)	1,093,210
	1/01/22 (Pre-refunded 1/01/14) – FGIC Insured
	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
1,250	5.250%, 1/01/21 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	1,366,513
1,195	5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	1,306,386
2,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	2,186,420
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,590,953
	8/01/46 – AGM Insured (UB) (5)
1,245	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding	No Opt. Call	AA–	1,460,746
	Series 2010B, 5.000%, 11/15/30 – AGC Insured
28,490	Total Massachusetts			32,950,982
	Michigan – 3.7% (2.5% of Total Investments)
5,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A+	5,182,050
1,825	Marysville Public School District, St Claire County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aa2	1,989,414
	Series 2007, 5.000%, 5/01/28 – AGM Insured
2,750	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series	No Opt. Call	Aa3	3,110,580
	2011-II-A, 5.375%, 10/15/36
10,585	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	11,441,856
	Refunding Series 2009, 5.750%, 11/15/39
20,160	Total Michigan			21,723,900
	Minnesota – 0.2% (0.1% of Total Investments)
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue	8/20 at 100.00	AA–	1,101,410
	Bonds, Children’s Health Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 – AGM Insured
	Mississippi – 2.1% (1.4% of Total Investments)
2,715	Harrison County Wastewater Management District, Mississippi, Revenue Refunding Bonds,	No Opt. Call	BBB (4)	3,112,775
	Wastewater Treatment Facilities, Series 1991B, 7.750%, 2/01/14 – FGIC Insured (ETM)
2,545	Harrison County Wastewater Management District, Mississippi, Wastewater Treatment Facilities	No Opt. Call	N/R (4)	2,646,876
	Revenue Refunding Bonds, Series 1991A, 8.500%, 2/01/13 – FGIC Insured (ETM)
5,445	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System	No Opt. Call	AA–	6,391,178
	Project, Series 2005, 5.250%, 7/01/24 – AGM Insured
10,705	Total Mississippi			12,150,829
	Nebraska – 2.2% (1.5% of Total Investments)
12,155	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 –	9/17 at 100.00	AA	12,750,595
	FGIC Insured (UB)
	Nevada – 1.0% (0.7% of Total Investments)
5,720	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	N/R (4)	5,814,838
	Corridor Project, Series 2002, 5.125%, 6/01/32 (Pre-refunded 6/01/12) – AMBAC Insured
	New Jersey – 2.1% (1.4% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,700	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	1,806,437
1,700	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,801,286
6,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA–	7,648,620
	AGM Insured
1,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	1,058,820
10,400	Total New Jersey			12,315,163
	New Mexico – 0.9% (0.6% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,345	5.000%, 6/01/22 – AMBAC Insured	6/14 at 100.00	AAA	1,472,291
3,290	5.000%, 6/01/23 – AMBAC Insured	6/14 at 100.00	AAA	3,596,562
4,635	Total New Mexico			5,068,853
	New York – 7.9% (5.3% of Total Investments)
15,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	A+	15,401,550
	Program, Series 2002D, 5.500%, 10/01/17 – NPFG Insured
4,080	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	4,047,890
	2/15/47 – NPFG Insured
2,890	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	A–	3,181,890
	5.000%, 12/01/25 – FGIC Insured
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A–	3,383,886
	5/01/33 – NPFG Insured
2,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA–	2,199,520
	5/01/36 – AGM Insured
7,800	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	7,919,262
	Series 2002A, 5.000%, 7/01/25 – FGIC Insured
1,290	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	1,463,286
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40
1,740	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA+	2,131,152
	17.308%, 11/15/44 – AMBAC Insured (IF)
510	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	5/12 at 100.00	AA–	511,035
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B:
2,460	5.000%, 3/15/24 – AGM Insured (UB)	3/15 at 100.00	AAA	2,746,319
2,465	5.000%, 3/15/25 – AGM Insured (UB)	3/15 at 100.00	AAA	2,741,302
43,535	Total New York			45,727,092
	Ohio – 3.5% (2.3% of Total Investments)
7,000	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/19 –	6/14 at 100.00	A+	7,518,910
	FGIC Insured
9,045	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 –	12/16 at 100.00	A1	9,236,844
	AMBAC Insured
3,065	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Refunding	12/15 at 100.00	AA–	3,296,561
	Series 2005, 5.000%, 12/01/24 – AGM Insured
19,110	Total Ohio			20,052,315
	Pennsylvania – 8.5% (5.7% of Total Investments)
3,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A1	3,372,000
	5.000%, 12/01/23 – NPFG Insured
1,165	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2010,	No Opt. Call	AA–	1,284,180
	5.000%, 6/01/40 – AGM Insured
6,000	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	6,421,560
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
1,600	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006,	8/16 at 100.00	A+	1,761,504
	5.000%, 8/01/24 – AMBAC Insured
2,450	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA–	2,651,905
	5.000%, 1/01/40 – AGM Insured
3,735	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	4,086,501
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
5,400	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	Aa2	5,600,232
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
2,655	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Tenth Series 2011B, 5.000%,	No Opt. Call	AA+	3,045,179
	7/01/20 – AGM Insured
	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A:
5,000	5.000%, 6/15/35 – AGM Insured	No Opt. Call	AA–	5,306,850
7,850	5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA–	8,429,487
2,500	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/20 at 100.00	AA–	2,644,475
	Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/35 – AGC Insured
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B,	12/15 at 100.00	BBB	2,104,300
	5.000%, 12/01/23 – FGIC Insured
	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A:
1,125	5.250%, 12/01/31 – AGM Insured	12/21 at 100.00	AA–	1,253,351
1,000	5.500%, 12/01/35 – AGM Insured	12/21 at 100.00	AA–	1,109,310
45,480	Total Pennsylvania			49,070,834
	Puerto Rico – 2.6% (1.7% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	A3	2,672,075
	FGIC Insured
31,870	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	6,038,728
	8/01/42 – NPFG Insured
5,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3	6,072,350
	5.500%, 7/01/16 – FGIC Insured
39,370	Total Puerto Rico			14,783,153
	South Carolina – 2.2% (1.5% of Total Investments)
2,425	Charleston County School District, South Carolina, General Obligation Bonds, Series 2004A,	2/14 at 100.00	Aa1 (4)	2,649,604
	5.000%, 2/01/22 (Pre-refunded 2/01/14) – AMBAC Insured
9,950	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1	10,302,927
	10/01/34 – SYNCORA GTY Insured
12,375	Total South Carolina			12,952,531
	Tennessee – 1.3% (0.9% of Total Investments)
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Refunding Bonds, Covenant Health, Series 2002A:
7,500	0.000%, 1/01/24 – AGM Insured	1/13 at 52.75	AA–	3,819,375
5,000	0.000%, 1/01/25 – AGM Insured	1/13 at 49.71	AA–	2,397,750
2,750	0.000%, 1/01/26 – AGM Insured	1/13 at 46.78	AA–	1,239,563
15,250	Total Tennessee			7,456,688
	Texas – 13.1% (8.8% of Total Investments)
2,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA–	2,523,481
	AGM Insured
985	Board of Regents of the Texas Tech University System, Revenue Financing System Refunding and	8/21 at 100.00	N/R	1,118,901
	Improvement Bonds, Fourteenth Series 2012A, 5.000%, 8/15/37 (WI/DD, Settling 2/14/12)
1,700	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	1,824,729
	6.250%, 1/01/46
3,135	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004, 5.250%, 7/15/20 –	7/14 at 100.00	AA–	3,437,872
	AGM Insured (UB)
3,735	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	2/13 at 100.00	AA+ (4)	3,926,008
	Series 2003, 5.125%, 2/15/31 (Pre-refunded 2/15/13) – AGM Insured
4,700	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	5,127,841
	5/15/24 – FGIC Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Facilities Department, Refunding Series 2011B:
3,500	5.125%, 9/01/32 – AGM Insured	9/16 at 100.00	AA–	3,741,115
2,055	5.125%, 9/01/33 – AGM Insured	9/16 at 100.00	AA–	2,193,877
17,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AA (4)	24,653,570
	5.750%, 12/01/32 – AGM Insured (ETM)
2,000	Laredo Independent School District Public Facilities Corporation, Texas, Lease Revenue Bonds,	8/12 at 100.00	A	2,015,020
	Series 2004A, 5.000%, 8/01/24 – AMBAC Insured
22,045	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Children’s	8/12 at 101.00	Aa3	22,451,510
	Medical Center of Dallas, Series 2002, 5.250%, 8/15/32 – AMBAC Insured
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	11/21 at 100.00	Aa2	2,706,261
	Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30
65,545	Total Texas			75,720,185
	Utah – 0.8% (0.5% of Total Investments)
3,615	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust R-11752-1, 12.892%,	6/18 at 100.00	AAA	4,737,783
	6/15/27 – AGM Insured (IF)
	Washington – 7.8% (5.2% of Total Investments)
8,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AA+	8,642,560
1,665	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.510%,	7/17 at 100.00	AA+	2,099,715
	7/01/32 – AGM Insured (IF)
14,895	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing	5/12 at 105.00	AA+	15,660,454
	Assistance Revenue Bonds, Park Place Project, Series 2000A, 7.000%, 5/20/42
4,405	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing	3/12 at 102.00	AA+	4,497,769
	Assistance Revenue Bonds, RHF/Esperanza Apartments Project, Series 2000A, 6.125%, 3/20/42
	(Alternative Minimum Tax)
1,970	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	1/21 at 100.00	A	2,114,007
	Research Center, Series 2011A, 5.625%, 1/01/35
21,510	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%,	No Opt. Call	AA+	12,194,664
	6/01/28 – NPFG Insured (UB)
52,445	Total Washington			45,209,169
	Wisconsin – 0.5% (0.3% of Total Investments)
1,635	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/26 (Pre-refunded	11/14 at 100.00	Aa2 (4)	1,841,678
	11/01/14) – AGM Insured
1,000	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	A1	1,052,328
	5.000%, 7/01/30 – AMBAC Insured
2,635	Total Wisconsin			2,894,006
	Wyoming – 0.4% (0.3% of Total Investments)
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center
	Project, Series 2011B:
1,000	5.500%, 12/01/27	12/21 at 100.00	BBB	1,100,818
1,000	6.000%, 12/01/36	12/21 at 100.00	BBB	1,089,428
2,000	Total Wyoming			2,190,246
$ 945,173	Total Investments (cost $800,664,256) – 149.1%			864,658,644
	Floating Rate Obligations – (9.1)%			(52,480,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (41.5)% (6)			(240,400,000)
	Other Assets Less Liabilities – 1.5%			8,037,136
	Net Assets Applicable to Common Shares – 100%			$ 579,815,780

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$864,658,644	$—	$864,658,644

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $753,241,835.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$66,545,963
Depreciation	(7,610,324)
Net unrealized appreciation (depreciation) of investments	$58,935,639

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.8%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 30, 2012